Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions					12 Months Ended
	Sep. 20, 2019	Aug. 09, 2019	Aug. 20, 2018	Jun. 19, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	May 15, 2019	May 14, 2018
Total number of authorized shares of common stock					3,000,000,000	3,000,000,000
Number of shares authorized to be repurchased									20,000,000
Shares authorized to be repurchased amount									¥ 70,000
Number of shares repurchased				15,368,300
Purchase of treasury stock				¥ 70,000	¥ 100,089	¥ 70,094	¥ 142
Treasury stock cancelled	26,502,400		15,368,300
Total amount the company can pay out as a dividend					¥ 2,063,000
Share repurchase program [member]
Shares authorized to be repurchased amount								¥ 100,000
Number of shares repurchased		26,502,400
Purchase of treasury stock		¥ 100,000
Shares authorized to be repurchased, shares								32,000,000